UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                11/12/08
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              64
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Form 13F Information Table Value Total:            $ 1,697,070  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                      Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                              Voting Authority
                              Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer                of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

Allegheny Energy Inc.         COM             017361106      31,438    855,000 SH         SOLE               855,000
American Elec Pwr Co          COM             025537101      11,653    314,700 SH         SOLE               314,700
CA Inc.                       COM             12673P105       1,996    100,000 SH         SOLE               100,000
Cardiome Pharma Corp.         COM             14159U202       2,660    350,000 SH         SOLE               350,000
CenterPoint Energy Inc.       COM             15189T107       6,277    430,800 SH         SOLE               430,800
Chesapeake Energy Corp        COM             165167107     210,534  5,871,000 SH         SOLE             5,871,000
City National Corp            COM             178566105      27,150    500,000 SH         SOLE               500,000
Clear Chnl Outdoor Hldgs Inc. CL A            18451C109       2,095    153,156 SH         SOLE               153,156
Devon Energy Corp             COM             25179M103      28,533    312,860 SH         SOLE               312,860
EV3 Inc.                      COM             26928A200         226     22,500 SH         SOLE                22,500
Endo Pharm Hldgs Inc.         COM             29264F205      21,310  1,065,500 SH         SOLE             1,065,500
Entergy Corp                  COM             29364G103       2,225     25,000 SH         SOLE                25,000
Equitable Resources, Inc      COM             294549100       7,545    205,700 SH         SOLE               205,700
Exelon Corp                   COM             30161N101     110,688  1,767,621 SH         SOLE             1,767,621
FirstEnergy Corp.             COM             337932107       4,314     64,400 SH         SOLE                64,400
Fresnius Kabi Pharm Hldg Inc. RIGHT           35802M115         325    500,000 SH         SOLE               500,000
Genzyme Corp                  COM             372917104     145,602  1,800,000 SH         SOLE             1,800,000
Gilead Sciences, Inc.         COM             375558103      68,370  1,500,000 SH         SOLE             1,500,000
Goodrich Petroleum Corp       COM             382410405       4,590    105,300 SH         SOLE               105,300
Great Plains Energy Inc       COM             391164100       3,333    150,000 SH         SOLE               150,000
Inspire Pharms Inc.           COM             457733103         375    105,000 SH         SOLE               105,000
InterMune Inc.                COM             45884X103      25,549  1,493,234 SH         SOLE             1,493,234
Russell 2000 Idx Fnd IShs     RUSSELL 2000    464287655       5,067     74,520 SH         SOLE                74,520
JP Morgan Chase & Co          COM             46625H100     306,603  6,565,375 SH         SOLE             6,565,375
Johnson & Johnson             COM             478160104      10,392    150,000 SH         SOLE               150,000
KBR Inc.                      COM             48242W106      18,085  1,184,348 SH         SOLE             1,184,348
Eli Lilly & Co.               CALL            532457908         175      2,500 SH  CALL   SOLE                 2,500
Macy's Inc.                   COM             55616P104       3,596    200,000 SH         SOLE               200,000
Medarex Inc.                  COM             583916101      27,060  4,182,400 SH         SOLE             4,182,400
Medicines Co                  COM             584688105      42,957  1,850,000 SH         SOLE             1,850,000
Medtronic Inc.                COM             585055106     112,725  2,250,000 SH         SOLE             2,250,000
Monsanto Co                   COM             61166W101       9,399     94,962 SH         SOLE                94,962
Mylan Laboratories, Inc.      COM             628530107      70,854  6,204,400 SH         SOLE             6,204,400
NRG Energy Inc.               COM             629377508      14,865    600,586 SH         SOLE               600,586
OfficeMax Inc.                COM             67622P101       1,511    170,000 SH         SOLE               170,000
Onyx Pharms Inc.              COM             683399109       3,618    100,000 SH         SOLE               100,000
PNC Fin'l Svs Group Inc.      COM             693475105      74,283    994,417 SH         SOLE               994,417
Petrohawk Energy Corp         COM             716495106       3,504    162,000 SH         SOLE               162,000
Potash Corp of Sask Inc.      COM             73755L107       2,640     20,000 SH         SOLE                20,000
Qualcomm Inc                  COM             747525103      54,873  1,277,000 SH         SOLE             1,277,000
Replidyne Inc.                COM             76028W107       1,675  1,383,918 SH         SOLE             1,383,918
Rigel Pharm Inc.              COM             766559603      23,350  1,000,000 SH         SOLE             1,000,000
S&P 500 SPDR Trust            UNIT SER 1      78462F103      15,191    130,971 SH         SOLE               130,971
StreetTRACKS Gold Trust       GOLD SHS        78463V107       2,647     31,120 SH         SOLE                31,120
Retail S&P SPDR ETF           S&P RETAIL ETF  78464A714       1,362     44,280 SH         SOLE                44,280
SanDisk Corp                  COM             80004C101         978     50,000 SH         SOLE                50,000
Sepracor Inc.                 COM             817315104      20,141  1,100,000 SH         SOLE             1,100,000
Sierra Pacific Resources      COM             826428104      10,375  1,083,000 SH         SOLE             1,083,000
Southern Co                   COM             842587107      10,365    275,000 SH         SOLE               275,000
Stanley Works                 COM             854616109         818     19,600 SH         SOLE                19,600
Synta Pharms Corp             COM             87162T206       7,802  1,023,872 SH         SOLE             1,023,872
Unisource Energy Corp         COM             909205106       2,758     94,500 SH         SOLE                94,500
United Parcel Service Inc.    CL B            911312106       8,176    130,000 SH         SOLE               130,000
Vectren Corp                  COM             92240G101      15,084    541,600 SH         SOLE               541,600
Wal-Mart Stores Inc.          COM             931142103       8,306    138,680 SH         SOLE               138,680
Weyerhaeuser Co               COM             962166104       7,270    120,000 SH         SOLE               120,000
Williams Companies Inc.       COM             969457100       6,001    253,750 SH         SOLE               253,750
XTO Energy Inc.               COM             98385X106         233      5,000 SH         SOLE                 5,000
Xcel Energy,  Inc.            COM             98389B100       1,999    100,000 SH         SOLE               100,000
Foster Wheeler Ltd.           SHS             G36535139      34,671    960,142 SH         SOLE               960,142
Noble Corp                    SHS             G65422100      17,151    390,689 SH         SOLE               390,689
Transocean Inc.               SHS             G90073100      15,982    145,500 SH         SOLE               145,500
Warner Chilcott Ltd           COM CL A        G9435N108       4,536    300,000 SH         SOLE               300,000
Teekay Offshore Ptnrs LP      PTRSHP UN       Y8565J101       1,204    104,200 SH         SOLE               104,200

Grand Total                                               1,697,070


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